Property, plant and equipment, net - Depreciation expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment, net
Depreciation expenses	¥ 864,409	¥ 573,525	¥ 230,054